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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM BLUE CHIP FUND

                          Supplement dated May 1, 2003
                      to the Prospectus dated March 3, 2003

The following information replaces the fourth sentence in the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the
Prospectus:


          "The fund considers blue chip companies to be large and medium sized companies (i.e. companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:"

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                         INSTITUTIONAL CLASS SHARES OF

                               AIM BLUE CHIP FUND

                          Supplement dated May 1, 2003
                     to the Prospectus dated March 3, 2003


The following information replaces the fourth sentence in the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM BLUE CHIP FUND (BLUE CHIP)" on page 1 of the Prospectus:

          "The fund considers blue chip companies to be large and medium sized companies (i.e. companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:"